SHARE-BASED COMPENSATION - Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SHARE-BASED COMPENSATION [Abstract]
Equity-based compensation expense	$ 9,725	$ 9,471	$ 7,580
Income tax benefit	$ (2,713)	$ (2,652)	$ (2,031)